STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (906)	$ (192,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Decrease in prepaid expense and other current assets		70,000
Increase in other current liabilities		50,000
Increase in deferred franchise revenue		2,277
Net cash used in operating activities	(906)	(70,016)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	133,414
Net proceeds from issuance of common stock		5,997
Net cash provided by financing activities	133,414	5,997
NET CHANGE IN CASH	132,508	(64,019)
Cash and cash equivalents, beginning of period	0	132,508
Cash and cash equivalents, end of period	132,508	68,489
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest
Cash paid for income taxes